Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of actuarial assumptions [line items]
Discount rate	5.75%	6.11%
Expected return on plan assets	5.75%	6.11%
Expected rate of salary increase	6.40%	6.29%
Duration of defined benefit obligations	7 years 10 days	7 years 5 months 1 day
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	6.55%	7.20%
Average remaining tenure of investment portfolio	6 years 8 months 15 days	6 years 7 months 9 days
Guaranteed rate of return	8.25%	8.25%